Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2019
Shareholders' equity [abstract]
Schedule of dividends paid

Full Year	Approved by	Description	Dividend	Payout	How	Total
			per share	date	paid	(in millions
			(in euro)			of euros)
2019	Board of Directors Meeting on July 24, 2019	2019 interim dividend	0.30	December 4, 2019	Cash	796
	Shareholders’ Meeting on May 21, 2019	Balance for 2018	0.40	June 6, 2019	Cash	1,061
Total dividends paid in 2019						1,857
2018	Board of Directors Meeting on July 25, 2018	2018 interim dividend	0.30	December 6, 2018	Cash	796
	Shareholders’ Meeting on May 4, 2018	Balance for 2017	0.40	June 7, 2018	Cash	1,064
Total dividends paid in 2018						1,860
2017	Board of Directors Meeting on July 26, 2017	2017 interim dividend	0.25	December 7, 2017	Cash	665
	Shareholders’ Meeting on June 1, 2017	Balance for 2016	0.40	June 14, 2017	Cash	1,064
Total dividends paid in 2017						1,729
2016	Board of Directors Meeting on July 25, 2016	2016 interim dividend	0.20	December 7, 2016	Cash	532
	Shareholders’ Meeting on June 7, 2016	Balance for 2015	0.40	June 23, 2016	Cash	1,064
Total dividends paid in 2016						1,596

Schedule of payments received by note holders

	Paid coupons	Paid coupons
	(in millions of currency)	(in millions of euros)
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 4.25%	46	46
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 5.25%	52	52
650 MGBP issued as of February 1, 2014 with a fixed-rate coupon of 5.875%	38	44
1,000 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 4%	31	31
1,250 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 5%	63	63
600 MGBP issued as of October 1, 2014 with a fixed-rate coupon of 5.75% (1)	35	39
Total coupons paid to the holders in 2019		276
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 4.25%	42	42
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 5.25%	52	52
650 MGBP issued as of February 1, 2014 with a fixed-rate coupon of 5.875%	38	44
1,000 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 4%	40	40
1,250 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 5%	63	63
600 MGBP issued as of October 1, 2014 with a fixed-rate coupon of 5.75% (1)	35	39
Total coupons paid to the holders in 2018		280
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 4.25%	42	42
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 5.25%	52	52
650 MGBP issued as of February 1, 2014 with a fixed-rate coupon of 5.875%	38	45
1,000 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 4%	40	40
1,250 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 5%	63	63
600 MGBP issued as of October 1, 2014 with a fixed-rate coupon of 5.75% (1)	35	40
Total coupons paid to the holders in 2017		282

(1)	Coupons payment date as of April 1.

Schedule of non-controlling interests

(in millions of euros)	2019	2018	2017
Credit part of net income attributable to non-controlling interests (a)	291	271	278
o/ w Sonatel group	191	188	203
o/ w Orange Belgium group	16	15	18
o/ w Côte d'Ivoire subgroup	36	25	28
o/ w Jordan Telecom group	12	12	15
o/ w Orange Polska group	12	—	—
Debit part of net income attributable to non-controlling interests (b)	(71)	(67)	(81)
o/ w Orange Bank	(65)	(59)	(33)
o/ w Orange Polska group	—	(2)	(43)
Total part of net income attributable to non-controlling interests (a) + (b)	220	204	197
Credit part of comprehensive income attributable to non-controlling interests (a)	300	297	229
o/ w Sonatel group	181	195	180
o/ w Orange Belgium group	16	15	18
o/ w Côte d’Ivoire subgroup	36	26	25
o/ w Jordan Telecom group	15	20	—
o/ w Orange Polska group	13	—	—
Debit part of comprehensive income attributable to non-controlling interests (b)	(69)	(84)	(73)
o/ w Orange Bank	(62)	(62)	(32)
o/ w Orange Polska group	—	(17)	(17)
o/ w Jordan Telecom group	—	—	(7)
Total part of comprehensive income attributable to non-controlling interests (a) + (b)	232	213	156

(in millions of euros)	2019	2018	2017
Dividends paid to minority shareholders	248	246	234
o/ w Sonatel group	192	190	185
o/ w Médi Telecom	22	20	16
o/ w Orange Belgium group	14	14	14
o/ w Jordan Telecom group	13	14	11

(in millions of euros)	December 31,	December 31,	December 31,
	2019	2018	2017
Credit part of equity attributable to non-controlling interests (a)	2,701	2,594	2,542
o/ w Orange Polska group	987	973	988
o/ w Sonatel group	736	744	731
o/ w Orange Belgium group	275	273	268
o/ w Jordan Telecom group	166	164	156
o/ w Médi Telecom	148	153	143
Debit part of equity attributable to non-controlling interests (b)	(13)	(14)	(5)
Total equity attributable to non-controlling interests (a) + (b)	2,688	2,580	2,537

Schedule of translation adjustment

(in millions of euros)	2019	2018	2017
Gain (loss) recognized in other comprehensive income during the period	90	(6)	(184)
Reclassification to net income for the period	(12)	(1)	8
Total transaction adjustments for continuing operations	78	(7)	(176)
Reclassification to the net income for the period	—	—	—
Total translation adjustments for discontinued operations	—	—	—

(in millions of euros)	December 31, 2019	December 31, 2018	December 31, 2017
Polish zloty	807	785	845
Egyptian pound	(455)	(532)	(545)
Slovak koruna	220	220	220
Sierra leonean leone	(120)	(95)	(78)
Moldovan leu	(55)	(63)	(70)
Jordanian dinar	69	58	33
Pound sterling	14	14	15
Other	(151)	(135)	(161)
Total translation adjustments	329	252	259
o/w share attributable to the owners of the parent company	78	15	27
o/w share attributable to non-controlling interests	251	237	232

Schedule of earnings per share

(in millions of euros)	2019	2018	2017
Net income of continuing operations	3,006	1,954	1,843
Effect of subordinated notes	(268)	(293)	(267)
Net income attributable to the owners of the parent company - basic (adjusted)	2,738	1,661	1,576
o/w net income of continuing operations	2,738	1,661	1,547
o/w net income of discontinued operations	—	—	29
Impact of dilutive instruments:
TDIRA	12	—	33
Net income attributable to the owners of the parent company - diluted	2,749	1,661	1,609
o/w net income of continuing operations	2,749	1,661	1,580
o/w net income of discontinued operations	—	—	29

Number of shares

The weighted average number of shares used for calculating the basic and diluted earnings per share is presented below:

(number of shares)	2019	2018	2017
Weighted average number of ordinary shares outstanding	2,652,532,564	2,656,683,856	2,659,421,767
Impact of dilutive instruments on number of ordinary shares:
TDIRA	33,780,544	—	52,079,350
Free share award plan	1,662,103	1,419,415	435,150
Weighted average number of shares outstanding – diluted	2,687,975,211	2,658,103,271	2,711,936,267

The average market price of the Orange share in 2019, 2018 and 2017 is greater than the fair value adopted under the Orange Vision 2020 , LTIP 2018 - 2020 and LTIP 2019 -2021 free share award plans (see Note 6.3). The number of shares corresponding to this difference was dilutive at December 31, 2019, December 31, 2018 and December 31, 2017.

The TDIRA were included in the calculation of diluted net earnings per share at December 31, 2019 and December 31, 2017, since they are dilutive.

The stock option plans granted to employees are expired at December 31, 2017 (see Note 6.3).

Earnings per share

(in euros)	2019	2018	2017
Earning per share - basic	1.03	0.63	0.59
o/w earning per share of continuing operations	1.03	0.63	0.58
o/w earning per share of discontinued operations	—	—	0.01
Earning per share diluted	1.02	0.62	0.59
o/w earning per share of continuing operations	1.02	0.62	0.58
o/w earning per share of discontinued operations	—	—	0.01